Financial Assets and Liabilities - Reconciliation of Level 3 financial instrument fair values (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019
Changes in fair value measurement, assets [abstract]
Beginning balance	$ 510,638
Ending balance	783,356	$ 510,638
Level 3 | Capped Call
Changes in fair value measurement, assets [abstract]
Beginning balance	214,597	99,932
Purchases	0	0
Transfer out		0
Gains (losses) recognized in other comprehensive income		0
Ending balance	310,608	214,597
Change in unrealized gains (losses) relating to assets and liabilities held at end of period	96,011	114,665
Level 3 | Capped Call | Finance income
Changes in fair value measurement, assets [abstract]
Gains (losses) recognized in profit or loss		0
Level 3 | Capped Call | Other non-operating expense, net
Changes in fair value measurement, assets [abstract]
Gains (losses) recognized in profit or loss	96,011	114,665
Level 3 | Embedded exchange feature of Notes
Changes in fair value measurement, liabilities [abstract]
Beginning balance	(851,126)	(202,553)
Purchases	1	0
Transfer out		0
Gains (losses) recognised in other comprehensive income		0
Ending balance	(1,283,089)	(851,126)
Change in unrealized gains (losses) relating to liabilities held at end of period	(431,964)	(648,573)
Level 3 | Embedded exchange feature of Notes | Finance income
Changes in fair value measurement, liabilities [abstract]
Gains (losses) recognized in profit or loss		0
Level 3 | Embedded exchange feature of Notes | Other non-operating expense, net
Changes in fair value measurement, liabilities [abstract]
Gains (losses) recognized in profit or loss	(431,964)	(648,573)
Level 3 | Non-marketable equity securities
Changes in fair value measurement, assets [abstract]
Beginning balance	3,000	0
Purchases	750	23,000
Transfer out		(20,942)
Gains (losses) recognized in other comprehensive income		672
Ending balance	3,750	3,000
Change in unrealized gains (losses) relating to assets and liabilities held at end of period	0	0
Level 3 | Non-marketable equity securities | Finance income
Changes in fair value measurement, assets [abstract]
Gains (losses) recognized in profit or loss		270
Level 3 | Non-marketable equity securities | Other non-operating expense, net
Changes in fair value measurement, assets [abstract]
Gains (losses) recognized in profit or loss	$ 0	$ 0